UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2011

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          July 19, 2011


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        39
FORM 13F INFORMATION VALUE TOTAL:              $315451

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1700     32311   Sole		     32311
Apple Computer  Common  037833100    594      1769   Sole                     1769
Arbitron Inc.   Common  03875Q108    378      9156   Sole                     9156
Automatic Data 	Common	053015103   1390     26379   Sole                    26379
Berkshire Hath	Common	084670108  67457       581   Sole                      581
Berkshire Hath	Common	084670702  19127    247149   Sole                   247149
Buckeye PartnersCommon  118230101    365      5650   Sole                     5650
Chevron Corp    Common	166764100    606      5890   Sole                     5890
Cisco Systems	Common	17275R102  21853   1399915   Sole                  1399915
Coca-Cola Co.	Common	191216100  13232    196643   Sole                   196643
Computer ScienceCommon  205363104    277      7300   Sole                     7300
Deutsce Bk ETF  ETF     73935S105    542     18700   Sole                    18700
Emerson Elec.	Common	291011104    796     14150   Sole                    14150
ExxonMobil	Common	30231G102   5040     61934   Sole                    61934
Federated Inves Common  314211103    396     16600   Sole                    16600
General ElectricCommon	369604103   3308    175411   Sole                   175411
Hersey Foods	Common  427866108    307      5402   Sole                     5402
Hewlett-Packard Common  428236103   1171     32161   Sole                    32161
H.J. Heinz Co.	Common	423074103    914     17161   Sole		     17161
IBM		Common	459200101   1531      8924   Sole                     8924
Intel Corp.	Common	458140100   5157    232695   Sole                   232695
Int'l Gvt Infla ETF     78464A490    588      9500   Sole                     9500
Johnson & JohnsoCommon	478160104  30049    451735   Sole                   451735
Linear TechnologCommon	535678106  29986    908127   Sole		    908127
Mastercard Inc  Common  57636Q104    294       975   Sole                      975
Medtronic	Common	585055106   6669    173084   Sole                   173084
Microsoft	Common	594918104  27477   1056810   Sole                  1056810
3M Company 	Common	88579Y101   1688     17796   Sole                    17796
Moody's Corp.	Common	615369105  20613    537504   Sole		    537504
Neustar Inc.    Common  64126X201    286     10900   Sole                    10900
PepsiCo		Common	713448108   1219     17308   Sole                    17308
Pfizer Inc.	Common	717081103    228     11059   Sole                    11059
Procter & GambleCommon	742718109  20865    328215   Sole                   328215
Royal Dutch ScheCommon  780259206    295      4143   Sole                     4143
Walgreen Co.	Common	931422109  22373    526919   Sole                   526919
Wal-mart Stores Common  931142103    244      4685   Sole                     4685
Walt Disney Co.	Common	254687106    613     15699   Sole                    15699
Western Union   Common  959802109   5319    265543   Sole		    265543
Wright Express  Common  98233Q105    468      8980   Sole                     8980